TOUCHSTONE STRATEGIC TRUST | Touchstone Balanced Fund
TOUCHSTONE BALANCED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Balanced Fund (the “Fund”) seeks capital appreciation and current income.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 34, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 49.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Balanced Fund - USD ($)	Touchstone Balanced Fund, Class A	Touchstone Balanced Fund, Class C	Touchstone Balanced Fund, Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none
Redemption Fee	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Balanced Fund		Touchstone Balanced Fund, Class A	Touchstone Balanced Fund, Class C	Touchstone Balanced Fund, Class Y
Management Fees (as a percentage of Assets)		0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (as a percentage of Assets):	[1]	0.32%	0.33%	0.38%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.12%	1.88%	0.93%
Fee Waiver or Reimbursement	[2]	(0.09%)	(0.08%)	(0.10%)
Net Expenses (as a percentage of Assets)	[2]	1.03%	1.80%	0.83%
[1]	The Fund is newly formed and will commence operations following the completion of the reorganization of the Sentinel Balanced Fund (the "Predecessor Fund"), a series of Sentinel Group Funds, Inc., into the Fund, which is expected to occur on or about October 27, 2017 (the "Reorganization"). Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses incurred by the Predecessor Fund, as well as other funds within the Touchstone fund complex during the most recent fiscal year.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.01%, 1.78%, and 0.81% of average daily net assets for Classes A, C, and Y, respectively. This contractual expense limitation will remain in effect for at least two years following the closing of the Reorganization. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date of reimbursement or waiver. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (a) the expense limitation in place when such amounts were waived and (b) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Balanced Fund - USD ($)	Touchstone Balanced Fund, Class A	Touchstone Balanced Fund, Class C	Touchstone Balanced Fund, Class Y
Expense Example, with Redemption, 1 Year	674	283	85
Expense Example, with Redemption, 3 Years	893	575	276
Expense Example, with Redemption, 5 Years	1,140	1,001	495
Expense Example, with Redemption, 10 Years	1,844	2,188	1,124

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Balanced Fund Touchstone Balanced Fund, Class C
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,188

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended November 30, 2016 was 45%.

The Fund’s Principal Investment Strategies
The Fund seeks to achieve its investment goal by investing primarily in a diversified portfolio of fixed-income and equity securities. The following table details, under normal circumstances, how the Fund generally expects to allocate its assets among equity and fixed-income, as of the date of this prospectus.

Allocations     Approximate Target Allocation
Equity     60%
Fixed-Income     40%

With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter. Up to 35% of the Fund’s equity sleeve may be invested in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in equity securities of emerging market countries.

With respect to fixed-income, the Fund will investment primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities. Fort Washington Investment Advisors, Inc., the Fund's sub-advisor (the "Sub-Advisor"), primarily invests in investment-grade debt securities, but may invest up to 30% of the Fund's fixed-income sleeve in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization (“NRSRO”).  Non-investment-grade debt securities are often referred to as “junk bonds” and are considered speculative.

The Fund may engage in frequent and active trading as part of its principal investment strategies. Additionally, in order to implement its investment strategy, the Fund may invest in mortgage dollar-roll transactions and reverse repurchase agreements, and in derivatives, including forwards, futures contracts, interest rate and credit default swap agreements, and options. Mortgage “dollar rolls” are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. These investments may be used to gain or hedge market exposure, to adjust the Fund’s duration, to manage interest rate risk, and for any other purposes consistent with the Fund’s investment strategies and limitations.

The Sub-Advisor, subject to approval by the Fund’s Advisor, may change the Fund’s target allocation to each asset class (or to additional asset classes) without prior approval from or notice to shareholders.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include the risk that the derivative does not correlate well with the security, index, or currency to which it relates, the risk that the Fund will be unable to sell or close out the derivative due to an illiquid market, the risk that the counterparty may be unwilling or unable to meet its obligations, and the risk that the derivative could expose the Fund to the risk of magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•
Leverage Risk: Leverage occurs when the Fund uses borrowings, derivatives, or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund’s net asset value and thus may result in increased portfolio volatility and increased risk of loss. Leverage can create an interest expense that may lower the Fund’s overall returns. There can be no guarantee that a leveraging strategy will be successful.

•	Futures Contracts Risk: The risks associated with the Fund's futures positions include liquidity and counterparty risks associated with derivative investments.

•
Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. Options, whether exchange traded or over-the-counter, may also be illiquid. The Fund will limit its investments in illiquid securities to no more than 15% of net assets.

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Swap Agreements Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. A swap can be a form of leverage, which can magnify the Fund’s gains or losses.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

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Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Fixed-Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

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Credit Risk: The fixed-income securities in the Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

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Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  The Fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  Distressed securities will likely be illiquid and may be subject to restrictions on resale.

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Interest Rate Risk: In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Mortgage Dollar Roll Risk: If the broker-dealer to whom the Fund sells the mortgage-backed security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund held.

Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may result in the realization of substantial capital gains, including net short-term capital gains. As a result, high portfolio turnover may reduce the Fund’s returns.

U.S. Government Agencies Securities Risk:  Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality.  While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus

The Fund’s Performance
The Fund is a new series of Touchstone Strategic Trust (the "Trust") and has no performance history. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  The performance information included herein is that of the Predecessor Fund.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index and the Bloomberg Barclays US Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund - Class A Shares Total Return as of December 31 (%)

Best Quarter: Second Quarter, 2009 11.94% Worst Quarter: Fourth Quarter, 2008 (13.84)% The Predecessor Fund’s calendar year-to-date total return for Class A shares as of September 30, 2017 was 10.42%.
Average Annual Total ReturnsFor the periods ended December 31, 2016
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Balanced Fund	Label		1 Year	5 Years	10 Years	Inception Date
S&P 500® Index	S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	[1]	11.96%	14.66%	6.95%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays US Aggregate Bond Index(2) (reflects no deduction for taxes or certain expenses)	[2]	2.65%	2.23%	4.34%
Touchstone Balanced Fund, Class A	Class A (return before taxes)		2.22%	7.69%	5.36%	Nov. 15, 1938
Touchstone Balanced Fund, Class A | After Taxes on Distributions	Class A (return after taxes on distributions)		1.74%	6.54%	4.37%	Nov. 15, 1938
Touchstone Balanced Fund, Class A | After Taxes on Distributions and Sales	Class A (return after taxes on distributions and sale of fund shares)		1.64%	5.99%	4.19%	Nov. 15, 1938
Touchstone Balanced Fund, Class C	Class C (return before taxes)		5.76%	7.95%	5.01%	May 04, 1998
Touchstone Balanced Fund, Class Y	Class I*, ** (return before taxes)	[3],[4]	7.73%	9.01%	5.98%	Aug. 27, 2007
[1]	The S&P 500® Index consists of approximately 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.
[2]	The Bloomberg Barclays US Aggregate Bond Index measures the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
[3]	Class Y shares of the Fund will assume the performance history of Class I shares of the Predecessor Fund, shown here, upon completion of the Reorganization.
[4]	Performance of Class I shares of the Predecessor Fund prior to August 27, 2007 (the inception date for Class I shares) is based on the Predecessor Fund's Class A share performance.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after–tax returns may differ from those shown and depend on your tax situation. The after–tax returns do not apply to shares held in an IRA, 401(k), or other tax–advantaged account. After–tax returns are only shown for Class A shares and after–tax returns for other classes will vary.

TOUCHSTONE STRATEGIC TRUST | Touchstone International Equity Fund
TOUCHSTONE
The Fund’s Investment Goal
The Touchstone International Equity Fund (the “Fund”) seeks growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 34, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 49.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone International Equity Fund - USD ($)	Touchstone International Equity Fund, Class A	Touchstone International Equity Fund, Class C	Touchstone International Equity Fund, Class Y	Touchstone International Equity Fund, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone International Equity Fund		Touchstone International Equity Fund, Class A	Touchstone International Equity Fund, Class C	Touchstone International Equity Fund, Class Y	Touchstone International Equity Fund, Institutional Class
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):		0.52%	0.96%	0.41%	0.31%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.48%	2.67%	1.12%	1.02%
Fee Waiver or Reimbursement	[2]	(0.11%)	(0.17%)	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)	[2]	1.37%	2.50%	1.00%	0.90%
[1]	The Fund is newly formed and will commence operations following the completion of the reorganization of the Sentinel International Equity Fund (the "Predecessor Fund"), a series of Sentinel Group Funds, Inc., into the Fund, which is expected to occur on or about October 27, 2017 (the "Reorganization"). Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses incurred by the Predecessor Fund, as well as other funds within the Touchstone fund complex during the most recent fiscal year.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the "Trust") have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.36%, 2.49%, 0.99% , and 0.89% of average daily net assets for Classes A, C, Y and Institutional Class shares, respectively. This contractual expense limitation will remain in effect for at least two years following the closing of the Reorganization. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date of reimbursement or waiver. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (a) the expense limitation in place when such amounts were waived and (b) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone International Equity Fund - USD ($)	Touchstone International Equity Fund, Class A	Touchstone International Equity Fund, Class C	Touchstone International Equity Fund, Class Y	Touchstone International Equity Fund, Institutional Class
Expense Example, with Redemption, 1 Year	706	353	102	92
Expense Example, with Redemption, 3 Years	995	796	332	300
Expense Example, with Redemption, 5 Years	1,316	1,384	593	539
Expense Example, with Redemption, 10 Years	2,224	2,977	1,341	1,225

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone International Equity Fund Touchstone International Equity Fund, Class C
Expense Example, No Redemption, 1 Year	253
Expense Example, No Redemption, 3 Years	796
Expense Example, No Redemption, 5 Years	1,384
Expense Example, No Redemption, 10 Years	2,977

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended November 30, 2016 was 36%.

The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity securities. The Fund invests primarily in common stocks of companies located in or that conduct their business mainly in one or more foreign countries, which may include emerging markets. The Fund will normally be invested in ten or more foreign countries and may invest up to 40% of its assets in any one country if Fort Washington Investment Advisors, Inc., the Fund's sub-advisor (the "Sub-Advisor"), feels that economic and business conditions make it appropriate to do so. The Fund focuses its investments on developed foreign countries, but may invest up to 25% of its total assets in emerging markets. It normally will have substantial investments in European countries. Normally, at least 75% of the Fund's total assets are invested in securities of non-U.S. issuers selected by the Sub-Advisor mainly for their long-term capital growth prospects. The remaining 25% may be invested in companies organized in the United States that have at least 50% of their assets and/or revenues outside the United States. The Fund also expects to purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") in bearer form, which are designed for use in non-U.S. securities markets.

The Fund also may invest in convertible or debt securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's.

The Fund’s Sub-Advisor employs a fundamental, bottom up approach to building its international equity portfolio. The process starts with a regular quantitative screening in order to narrow the investable universe, which seeks to identify businesses with high returns on capital, operating margins, and strong cash flow generation. Stocks are then analyzed based on the following five fundamental factors: business quality, valuation, growth, management, and balance sheet strength. The Fund generally may sell a security when there is a deterioration of one or more of the five factors described above or when the portfolio manager identifies a more favorable investment opportunity. The Fund may also sell a security to meet redemptions or for tax management purposes.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the Fund’s shares.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

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Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The Fund is a new series of Touchstone Strategic Trust (the "Trust") and has no performance history. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  Performance information included herein is that of the Predecessor Fund.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the MSCI EAFE Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund - Class A Shares Total Return as of December 31 (%)

Best Quarter: Second Quarter, 2009 24.26% Worst Quarter: Third Quarter, 2011 (21.09)% The Predecessor Fund’s calendar year-to-date total return for Class A shares as of September 30, 2017 was 20.18%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2016
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone International Equity Fund	Label		1 Year	5 Years	10 Years	Inception Date
MSCI EAFE Index	MSCI EAFE Index(1) (reflects no deduction for fees, expenses or taxes)	[1]	1.00%	6.53%	0.75%
Touchstone International Equity Fund, Class A	Class A (return before taxes)		(6.54%)	6.08%	1.07%	Mar. 01, 1993
Touchstone International Equity Fund, Class A | After Taxes on Distributions	Class A (return after taxes on distributions)		(6.69%)	4.89%	0.26%	Mar. 01, 1993
Touchstone International Equity Fund, Class A | After Taxes on Distributions and Sales	Class A (return after taxes on distributions and sale of fund shares)		(3.59%)	4.73%	0.90%	Mar. 01, 1993
Touchstone International Equity Fund, Class C	Class C (return before taxes)		(3.69%)	5.69%	0.24%	May 04, 1998
Touchstone International Equity Fund, Class Y	Class I*, ** (return before taxes)	[2],[3]	(1.29%)	7.67%	1.98%	Aug. 27, 2007
[1]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Fund uses the net version of the Index, which reflects reinvested dividends which have been subject to the maximum non-U.S. tax rate applicable.
[2]	Class Y shares of the Fund will assume the performance history of Class I shares of the Predecessor Fund, shown here, upon completion of the Reorganization.
[3]	Performance of Class I shares of the Predecessor Fund prior to August 27, 2007 (the inception date for Class I shares) is based on the Predecessor Fund's Class A share performance.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after–tax returns may differ from those shown and depend on your tax situation. The after–tax returns do not apply to shares held in an IRA, 401(k), or other tax–advantaged account. After–tax returns are only shown for Class A shares and after–tax returns for other classes will vary.

TOUCHSTONE STRATEGIC TRUST | Touchstone Large Cap Focused Fund
TOUCHSTONE LARGE CAP FOCUSED FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Large Cap Focused Fund (the “Fund”) seeks to provide investors with capital appreciation.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 34, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 49.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Focused Fund - USD ($)	Touchstone Large Cap Focused Fund, Class A	Touchstone Large Cap Focused Fund, Class C	Touchstone Large Cap Focused Fund, Class Y	Touchstone Large Cap Focused Fund, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Focused Fund		Touchstone Large Cap Focused Fund, Class A	Touchstone Large Cap Focused Fund, Class C	Touchstone Large Cap Focused Fund, Class Y	Touchstone Large Cap Focused Fund, Institutional Class
Management Fees (as a percentage of Assets)		0.57%	0.57%	0.57%	0.57%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.26%	0.30%	0.23%	0.23%
Expenses (as a percentage of Assets)		1.08%	1.87%	0.80%	0.80%
Fee Waiver or Reimbursement	[2]	(0.08%)	(0.08%)	(0.08%)	(0.15%)
Net Expenses (as a percentage of Assets)	[2]	1.00%	1.79%	0.72%	0.65%
[1]	The Fund is newly formed and will commence operations following the completion of the reorganization of the Sentinel Common Stock Fund (the "Predecessor Fund"), a series of Sentinel Group Funds, Inc., into the Fund, which is expected to occur on or about October 27, 2017 (the "Reorganization"). Other Expenses are estimated based on fees and expenses incurred by the Predecessor Fund, as well as other funds within the Touchstone fund complex during the most recent fiscal year.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.00%, 1.79%, 0.72%, and 0.65% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation will remain in effect for at least two years following the closing of the Reorganization. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date of reimbursement or waiver. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (a) the expense limitation in place when such amounts were waived and (b) the Fund’s current expense limitation.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Focused Fund - USD ($)	Touchstone Large Cap Focused Fund, Class A	Touchstone Large Cap Focused Fund, Class C	Touchstone Large Cap Focused Fund, Class Y	Touchstone Large Cap Focused Fund, Institutional Class
Expense Example, with Redemption, 1 Year	671	282	74	66
Expense Example, with Redemption, 3 Years	883	572	239	225
Expense Example, with Redemption, 5 Years	1,121	996	428	414
Expense Example, with Redemption, 10 Years	1,803	2,177	975	961

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Large Cap Focused Fund Touchstone Large Cap Focused Fund, Class C
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	2,177

Portfolio Turnover.
The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (i.e., “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended November 30, 2016 was 8%.

The Fund’s Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of its assets in large capitalization equity securities. The Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. The Fund’s 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Equity securities include common stock and preferred stock. These securities may be listed on an exchange or traded over-the-counter.

In selecting securities for the Fund, the Fund’s sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington” or the “Sub-Advisor”), seeks to invest in companies that:

•	Are trading below its estimate of the companies’ intrinsic value; and

•
Have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty, or a government barrier (e.g., license or subsidy). Fort Washington believes that the strongest barrier to entry is the combination of economies of scale and higher customer loyalty.

The Fund will generally hold 25 to 40 companies, with residual cash and equivalents expected to represent less than 10% of the Fund’s net assets. The Fund may, at times, hold fewer securities and a higher percentage of cash and equivalents when, among other reasons, Fort Washington cannot find a sufficient number of securities that meets its purchase requirements. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.

The Fund may invest up to 35% of its assets in securities of foreign issuers through the use of ordinary shares or depositary receipts such as American Depositary Receipts (“ADRs”). The Fund may also invest in securities of emerging market countries.

The Fund will generally sell a security if it reaches Fort Washington’s estimate of fair value, if a more attractive investment opportunity is available, or if a structural change has taken place and Fort Washington cannot reliably estimate the impact of the change on the business fundamentals.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•
Large-Cap Risk: Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

•
Depositary Receipts Risk: Foreign receipts, which include ADRs, GDRs, and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities.

•
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event than a diversified fund.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative than a fund that does not invest a high percentage of its assets in specific sectors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The Fund is a new series of Touchstone Strategic Trust (the "Trust") and has no performance history. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  Performance information included herein is that of the Predecessor Fund. For a discussion on the “Prior Performance for Similar Accounts Managed by the Sub-Advisor” see the Fund’s prospectus on page 33.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the S&P 500® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund - Class A Shares Total Return as of December 31 (%)

Best Quarter: Second Quarter, 2009 17.55% Worst Quarter: Fourth Quarter, 2008 (21.75)% The Predecessor Fund’s calendar year-to-date total return for Class A shares as of September 30, 2017 was 15.11%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2016
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Large Cap Focused Fund	Label		1 Year	5 Years	10 Years	Inception Date
S&P 500® Index	S&P 500® Index(1) (reflects no deduction for fees, expenses or taxes)	[1]	11.96%	14.66%	6.95%
Touchstone Large Cap Focused Fund, Class A	Class A (return before taxes)		5.70%	11.89%	6.37%	Jan. 12, 1934
Touchstone Large Cap Focused Fund, Class A | After Taxes on Distributions	Class A (return after taxes on distributions)		3.97%	10.16%	5.37%	Jan. 12, 1934
Touchstone Large Cap Focused Fund, Class A | After Taxes on Distributions and Sales	Class A (return after taxes on distributions and sale of fund shares)		4.65%	9.39%	5.08%	Jan. 12, 1934
Touchstone Large Cap Focused Fund, Class C	Class C (return before taxes)		9.38%	12.14%	6.01%	May 04, 1998
Touchstone Large Cap Focused Fund, Class Y	Class I* (return before taxes)	[2]	11.58%	13.38%	7.27%	May 04, 2007
Touchstone Large Cap Focused Fund, Institutional Class	Class R6** (return before taxes)	[3]	11.64%	13.20%	6.99%	Dec. 23, 2014
[1]	The S&P 500® Index consists of approximately 500 widely held U.S. equity securities chosen for market size, liquidity, and industry group representation.
[2]	Class Y shares of the Fund will assume the performance history of Class I shares of the Predecessor Fund, shown here, upon completion of the Reorganization. Performance of Class I shares of the Predecessor Fund prior to May 4, 2007 (the inception date for Class I shares) is based on the Predecessor Fund's Class A share performance.
[3]	Institutional Class shares of the Fund will assume the performance history of Class R6 shares of the Predecessor Fund, shown here, upon completion of the Reorganization. Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after–tax returns may differ from those shown and depend on your tax situation. The after–tax returns do not apply to shares held in an IRA, 401(k), or other tax–advantaged account. After–tax returns are only shown for Class A shares and after–tax returns for other classes will vary.

TOUCHSTONE STRATEGIC TRUST | Touchstone Small Company Fund
TOUCHSTONE SMALL COMPANY FUND SUMMARY
The Fund’s Investment Goal
The Touchstone Small Company Fund (the “Fund”) seeks to provide investors with growth of capital.
The Fund’s Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 34, in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to the Fund's prospectus, and in the Fund’s Statement of Additional Information (“SAI”) on page 49.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Company Fund - USD ($)	Touchstone Small Company Fund, Class A	Touchstone Small Company Fund, Class C	Touchstone Small Company Fund, Class Y	Touchstone Small Company Fund, Class R6	Touchstone Small Company Fund, Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none	none
Redemption Fee	$ 15	$ 15	$ 15	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Company Fund		Touchstone Small Company Fund, Class A	Touchstone Small Company Fund, Class C	Touchstone Small Company Fund, Class Y	Touchstone Small Company Fund, Class R6	Touchstone Small Company Fund, Institutional Class
Management Fees (as a percentage of Assets)		0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none	none
Other Expenses (as a percentage of Assets):	[1]	0.37%	0.35%	0.29%	0.49%	0.19%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.30%	2.03%	0.97%	1.17%	0.87%
Fee Waiver or Reimbursement	[2]	(0.07%)	(0.07%)	(0.07%)	(0.43%)	(0.07%)
Net Expenses (as a percentage of Assets)	[2]	1.23%	1.96%	0.90%	0.74%	0.80%
[1]	The Fund is newly formed and will commence operations following the completion of the reorganization of the Sentinel Small Company Fund (the "Predecessor Fund"), a series of Sentinel Group Funds, Inc., into the Fund, which is expected to occur on or about October 27, 2017 (the "Reorganization"). Other Expenses and Acquired Fund Fees and Expenses are estimated based on fees and expenses incurred by the Predecessor Fund, as well as other funds within the Touchstone fund complex during the most recent fiscal year.
[2]	Touchstone Advisors, Inc. (the "Advisor" or "Touchstone Advisors") and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity provider; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.22%, 1.95%, 0.89%, 0.79%, and 0.73% of average daily net assets for Classes A, C, Y, Institutional Class, and Class R6 shares, respectively. This contractual expense limitation will remain in effect for at least two years following the closing of the Reorganization. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the date of reimbursement or waiver. The Fund will make repayments to Touchstone Advisors only if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both (a) the expense limitation in place when such amounts were waived and (b) the Fund’s current expense limitation.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after two years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Company Fund - USD ($)	Touchstone Small Company Fund, Class A	Touchstone Small Company Fund, Class C	Touchstone Small Company Fund, Class Y	Touchstone Small Company Fund, Class R6	Touchstone Small Company Fund, Institutional Class
Expense Example, with Redemption, 1 Year	693	299	92	76	82
Expense Example, with Redemption, 3 Years	950	623	295	284	263
Expense Example, with Redemption, 5 Years	1,234	1,080	522	558	468
Expense Example, with Redemption, 10 Years	2,041	2,347	1,177	1,341	1,059

Expense Example, No Redemption - USD ($)	TOUCHSTONE STRATEGIC TRUST Touchstone Small Company Fund Touchstone Small Company Fund, Class C
Expense Example, No Redemption, 1 Year	199
Expense Example, No Redemption, 3 Years	623
Expense Example, No Redemption, 5 Years	1,080
Expense Example, No Redemption, 10 Years	2,347

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate for the Predecessor Fund for the fiscal year ended November 30, 2016 was 61%.

The Fund’s Principal Investment Strategies
The Fund normally invests at least 80% of its assets in small-capitalization companies. For this purpose, small capitalization companies are companies that have, at the time of purchase, market capitalizations of less than $4 billion. For these purposes the market cap is determined at the time of purchase.  The Fund seeks to invest primarily in common stocks of small companies that the sub-advisor believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued. The Fund may invest without limitation in foreign securities, although only where the securities are trading in the U.S. or Canada and only where trading is denominated in U.S. or Canadian dollars.

Up to 25% of the Fund's assets may be invested in securities within a single industry. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. At times the Fund may have less than 80% of its investments in companies with a market capitalizations of less than $4 billion due to market appreciation.

The Fund would typically sell a security if the portfolio managers believe it is overvalued, if the original investment premise is no longer true, if the holding size exceeds the portfolio managers' company or sector weighting guidelines and/or to take advantage of a more attractive investment opportunity. The Fund may also sell a partial position in a security in order to manage the size of the position. A security may also be sold to meet redemptions.

The Fund’s Principal Risks
The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Small-Cap Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Management Risk: In managing the Fund’s portfolio, the Advisor engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Sector Focus Risk: The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative than a fund that does not invest a high percentage of its assets in specific sectors.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

The Fund’s Performance
The Fund is a new series of Touchstone Strategic Trust (the "Trust") and has no performance history. It is expected that on or about October 27, 2017, the Sentinel Small Company Fund, a series of Sentinel Group Funds, Inc. (the "Predecessor Fund"), will be reorganized into the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund will be assumed by the Fund.  Performance information included herein is that of the Predecessor Fund.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 2000® Index. The bar chart does not reflect any sales charges, which would reduce your return. The performance table does reflect any applicable sales charges. Past performance of the Predecessor Fund (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance for the Fund is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Predecessor Fund - Class A Shares Total Return as of December 31 (%)

Best Quarter: Third Quarter, 2009 15.93% Worst Quarter: December 31, 2008 (24.08)% The Predecessor Fund’s calendar year-to-date total return for Class A shares as of September 30, 2017 was 10.52%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2016
Average Annual Total Returns - TOUCHSTONE STRATEGIC TRUST - Touchstone Small Company Fund	Label	1 Year		5 Years		10 Years		Inception Date
Russell 2000® Value Index	Russell 2000® Index(1) (reflects no deduction for fees, expenses or taxes)	21.31%	[1]	14.46%	[1]	7.07%	[1]
Touchstone Small Company Fund, Class A	Class A (return before taxes)	13.30%		12.16%		7.67%		Mar. 01, 1993
Touchstone Small Company Fund, Class A | After Taxes on Distributions	Class A (return after taxes on distributions)	11.16%		7.57%		5.12%		Mar. 01, 1993
Touchstone Small Company Fund, Class A | After Taxes on Distributions and Sales	Class A (return after taxes on distributions and sale of fund shares)	9.32%		9.21%		5.95%		Mar. 01, 1993
Touchstone Small Company Fund, Class C	Class C (return before taxes)	17.51%		12.51%		7.40%		Jul. 09, 2001
Touchstone Small Company Fund, Class R6	Class R6** (return before taxes)	19.74%	[2]	13.53%	[2]	8.34%	[2]	Dec. 23, 2014	[2]
Touchstone Small Company Fund, Institutional Class	Class I* (return before taxes)	19.68%	[3]	13.69%	[3]	8.64%	[3]	May 04, 2007	[3]
[1]	The Russell 2000® Index measures the performance of 2,000 small-cap companies within the U.S. equity universe.
[2]	Performance of Class R6 shares of the Predecessor Fund prior to December 23, 2014 (the inception date for Class R6 shares) is based on the Predecessor Fund's Class A share performance.
[3]	Class Y shares of the Fund will assume the performance history of Class I shares of the Predecessor Fund, shown here, upon completion of the Reorganization. Performance of Class I shares of the Predecessor Fund prior to May 4, 2007 (the inception date for Class I shares) is based on the Predecessor Fund's Class A share performance.

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after–tax returns may differ from those shown and depend on your tax situation. The after–tax returns do not apply to shares held in an IRA, 401(k), or other tax–advantaged account. After–tax returns are only shown for Class A shares and after–tax returns for other classes will vary.